UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

This report on Form N-CSR relates solely to the Registrant's Spartan 500 Index Fund series (a "Fund").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period March 1, 2015 to August 31, 2015 C
Investor Class	.095%
Actual		$ 1,000.00	$ 946.50	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 946.70	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 946.60	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 946.90	$ .10
HypotheticalA		$ 1,000.00	$ 1,025.04	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	4.0
Microsoft Corp.	2.0	1.9
Exxon Mobil Corp.	1.8	2.0
Johnson & Johnson	1.5	1.5
General Electric Co.	1.4	1.4
Wells Fargo & Co.	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.4
JPMorgan Chase & Co.	1.3	1.2
AT&T, Inc.	1.1	1.0
Pfizer, Inc.	1.1	1.1
	16.7
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	19.7
Financials	16.4	15.8
Health Care	15.1	14.6
Consumer Discretionary	12.8	12.3
Industrials	9.7	10.2
Consumer Staples	9.6	9.7
Energy	7.2	8.1
Utilities	2.9	3.0
Materials	2.9	3.2
Telecommunication Services	2.4	2.3

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
BorgWarner, Inc.	1,110,955	$ 48,482
Delphi Automotive PLC (d)	1,417,696	107,064
Johnson Controls, Inc.	3,215,202	132,273
The Goodyear Tire & Rubber Co. (d)	1,324,534	39,431
		327,250
Automobiles - 0.6%
Ford Motor Co.	19,518,885	270,727
General Motors Co. (d)	6,628,730	195,150
Harley-Davidson, Inc. (d)	1,026,454	57,533
		523,410
Distributors - 0.1%
Genuine Parts Co.	747,297	62,392
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,351,460	45,977
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit (d)	2,214,423	109,016
Chipotle Mexican Grill, Inc. (a)(d)	152,440	108,234
Darden Restaurants, Inc.	617,635	42,005
Marriott International, Inc. Class A (d)	1,012,498	71,543
McDonald's Corp.	4,706,282	447,191
Royal Caribbean Cruises Ltd. (d)	809,814	71,393
Starbucks Corp.	7,367,412	403,071
Starwood Hotels & Resorts Worldwide, Inc.	839,045	59,967
Wyndham Worldwide Corp.	589,417	45,079
Wynn Resorts Ltd. (d)	400,320	30,044
Yum! Brands, Inc.	2,123,076	169,358
		1,556,901
Household Durables - 0.5%
D.R. Horton, Inc. (d)	1,638,107	49,749
Garmin Ltd. (d)	592,176	22,272
Harman International Industries, Inc. (d)	349,355	34,146
Leggett & Platt, Inc.	676,594	30,054
Lennar Corp. Class A (d)	876,565	44,617
Mohawk Industries, Inc. (a)	305,043	60,084
Newell Rubbermaid, Inc.	1,319,309	55,582
PulteGroup, Inc.	1,611,185	33,335
Whirlpool Corp.	386,139	64,910
		394,749
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	1,874,915	$ 961,625
Expedia, Inc.	489,549	56,293
Netflix, Inc. (a)	2,083,600	239,677
Priceline Group, Inc. (a)	254,518	317,801
TripAdvisor, Inc. (a)(d)	549,612	38,418
		1,613,814
Leisure Products - 0.1%
Hasbro, Inc. (d)	550,070	41,030
Mattel, Inc. (d)	1,661,235	38,923
		79,953
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A (d)	1,082,495	27,246
CBS Corp. Class B	2,223,095	100,573
Comcast Corp. Class A (d)	12,341,425	695,192
Discovery Communications, Inc.:
Class A (a)(d)	732,331	19,480
Class C (non-vtg.) (a)(d)	1,281,973	32,511
Interpublic Group of Companies, Inc.	2,027,509	38,279
News Corp. Class A	2,458,582	33,510
Nielsen Holdings PLC	1,812,285	81,970
Omnicom Group, Inc. (d)	1,199,565	80,347
Scripps Networks Interactive, Inc. Class A (d)	466,661	24,775
Tegna, Inc.	1,113,856	26,499
The Walt Disney Co. (d)	7,664,564	780,866
Time Warner Cable, Inc.	1,387,981	258,192
Time Warner, Inc.	4,048,772	287,868
Twenty-First Century Fox, Inc. Class A (d)	8,687,785	237,958
Viacom, Inc. Class B (non-vtg.)	1,754,182	71,518
		2,796,784
Multiline Retail - 0.7%
Dollar General Corp.	1,458,796	108,666
Dollar Tree, Inc. (a)	1,094,378	83,457
Kohl's Corp.	971,566	49,579
Macy's, Inc.	1,651,763	96,810
Nordstrom, Inc.	692,282	50,454
Target Corp. (d)	3,134,978	243,619
		632,585
Specialty Retail - 2.6%
Advance Auto Parts, Inc. (d)	359,302	62,968
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	369,507	$ 22,111
AutoZone, Inc. (a)(d)	155,759	111,522
Bed Bath & Beyond, Inc. (a)(d)	841,122	52,242
Best Buy Co., Inc.	1,437,638	52,819
CarMax, Inc. (a)(d)	1,027,308	62,666
GameStop Corp. Class A (d)	523,992	22,259
Gap, Inc. (d)	1,290,997	42,358
Home Depot, Inc.	6,377,935	742,774
L Brands, Inc. (d)	1,204,170	101,030
Lowe's Companies, Inc.	4,579,461	316,761
O'Reilly Automotive, Inc. (a)(d)	495,859	119,041
Ross Stores, Inc.	2,031,702	98,781
Signet Jewelers Ltd. (d)	393,422	54,292
Staples, Inc. (d)	3,145,592	44,699
Tiffany & Co., Inc. (d)	551,725	45,379
TJX Companies, Inc.	3,340,671	234,916
Tractor Supply Co. (d)	669,853	57,145
Urban Outfitters, Inc. (a)(d)	478,131	14,755
		2,258,518
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,356,561	41,036
Fossil Group, Inc. (a)(d)	210,898	12,987
Hanesbrands, Inc. (d)	1,972,168	59,382
Michael Kors Holdings Ltd. (a)	975,612	42,400
NIKE, Inc. Class B	3,419,283	382,105
PVH Corp.	406,015	48,308
Ralph Lauren Corp. (d)	296,721	32,992
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	825,459	78,856
VF Corp.	1,669,292	120,907
		818,973
TOTAL CONSUMER DISCRETIONARY		11,111,306
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	765,109	75,057
Coca-Cola Enterprises, Inc.	1,052,434	54,190
Constellation Brands, Inc. Class A (sub. vtg.)	831,883	106,481
Dr. Pepper Snapple Group, Inc.	941,394	72,233
Molson Coors Brewing Co. Class B	783,880	53,374
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	721,859	$ 99,949
PepsiCo, Inc.	7,247,368	673,498
The Coca-Cola Co.	19,260,987	757,342
		1,892,124
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	2,157,873	302,210
CVS Health Corp.	5,540,073	567,303
Kroger Co. (d)	4,813,755	166,075
Sysco Corp.	2,915,355	116,235
Wal-Mart Stores, Inc.	7,748,273	501,546
Walgreens Boots Alliance, Inc.	4,284,469	370,821
Whole Foods Market, Inc. (d)	1,759,145	57,630
		2,081,820
Food Products - 1.7%
Archer Daniels Midland Co.	3,046,014	137,040
Campbell Soup Co. (d)	872,602	41,876
ConAgra Foods, Inc.	2,096,814	87,395
General Mills, Inc. (d)	2,926,785	166,124
Hormel Foods Corp. (d)	661,767	40,434
Kellogg Co.	1,230,230	81,540
Keurig Green Mountain, Inc. (d)	566,988	32,092
McCormick & Co., Inc. (non-vtg.) (d)	627,421	49,742
Mead Johnson Nutrition Co. Class A	994,446	77,905
Mondelez International, Inc.	7,986,672	338,315
The Hershey Co. (d)	720,592	64,507
The J.M. Smucker Co.	475,877	56,020
The Kraft Heinz Co.	2,908,079	211,301
Tyson Foods, Inc. Class A	1,432,390	60,561
		1,444,852
Household Products - 1.7%
Clorox Co. (d)	644,080	71,602
Colgate-Palmolive Co. (d)	4,174,927	262,227
Kimberly-Clark Corp.	1,787,715	190,445
Procter & Gamble Co.	13,320,733	941,376
		1,465,650
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,096,175	87,442
Tobacco - 1.5%
Altria Group, Inc.	9,655,744	517,355
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	7,606,258	$ 606,979
Reynolds American, Inc. (d)	2,040,929	170,928
		1,295,262
TOTAL CONSUMER STAPLES		8,267,150
ENERGY - 7.2%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	2,134,246	119,518
Cameron International Corp. (a)(d)	939,799	62,741
Diamond Offshore Drilling, Inc. (d)	329,990	7,824
Ensco PLC Class A	1,150,608	20,838
FMC Technologies, Inc. (a)(d)	1,133,771	39,433
Halliburton Co.	4,177,767	164,395
Helmerich & Payne, Inc. (d)	528,578	31,191
National Oilwell Varco, Inc.	1,904,420	80,614
Schlumberger Ltd.	6,234,323	482,350
Transocean Ltd. (United States) (d)	1,677,000	23,864
		1,032,768
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	2,493,952	178,517
Apache Corp. (d)	1,851,526	83,763
Cabot Oil & Gas Corp.	2,030,784	48,069
Chesapeake Energy Corp. (d)	2,541,253	19,847
Chevron Corp.	9,233,093	747,788
Cimarex Energy Co. (d)	459,917	50,825
Columbia Pipeline Group, Inc. (d)	1,558,317	39,519
ConocoPhillips Co.	6,053,734	297,541
CONSOL Energy, Inc. (d)	1,123,509	17,111
Devon Energy Corp.	1,897,380	80,942
EOG Resources, Inc.	2,695,250	211,065
EQT Corp.	748,014	58,210
Exxon Mobil Corp.	20,529,121	1,544,611
Hess Corp. (d)	1,199,382	71,303
Kinder Morgan, Inc. (d)	8,516,463	276,019
Marathon Oil Corp. (d)	3,314,006	57,299
Marathon Petroleum Corp.	2,667,460	126,198
Murphy Oil Corp. (d)	821,394	25,463
Newfield Exploration Co. (a)(d)	799,349	26,626
Noble Energy, Inc.	2,101,623	70,215
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	3,771,442	$ 275,353
ONEOK, Inc. (d)	1,025,005	36,910
Phillips 66 Co. (d)	2,662,810	210,548
Pioneer Natural Resources Co.	733,054	90,210
Range Resources Corp. (d)	817,579	31,575
Southwestern Energy Co. (a)(d)	1,900,110	30,858
Spectra Energy Corp. (d)	3,296,196	95,820
Tesoro Corp.	618,312	56,891
The Williams Companies, Inc.	3,309,873	159,536
Valero Energy Corp. (d)	2,497,314	148,191
		5,166,823
TOTAL ENERGY		6,199,591
FINANCIALS - 16.4%
Banks - 6.1%
Bank of America Corp.	51,565,011	842,572
BB&T Corp.	3,815,410	140,865
Citigroup, Inc.	14,897,541	796,720
Comerica, Inc.	874,019	38,457
Fifth Third Bancorp (d)	3,976,752	79,217
Huntington Bancshares, Inc. (d)	3,969,850	43,311
JPMorgan Chase & Co.	18,221,330	1,167,987
KeyCorp	4,165,158	57,229
M&T Bank Corp.	652,878	77,196
Peoples United Financial, Inc. (d)	1,517,716	23,525
PNC Financial Services Group, Inc.	2,542,973	231,716
Regions Financial Corp.	6,581,105	63,113
SunTrust Banks, Inc.	2,534,620	102,323
U.S. Bancorp	8,705,551	368,680
Wells Fargo & Co.	23,007,029	1,226,965
Zions Bancorporation	997,751	28,935
		5,288,811
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	268,693	50,095
Ameriprise Financial, Inc. (d)	890,571	100,341
Bank of New York Mellon Corp. (d)	5,506,591	219,162
BlackRock, Inc. Class A	623,490	188,587
Charles Schwab Corp. (d)	5,675,420	172,419
E*TRADE Financial Corp. (a)	1,423,337	37,420
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc. (d)	1,915,051	$ 77,713
Goldman Sachs Group, Inc.	1,972,703	372,052
Invesco Ltd.	2,114,753	72,134
Legg Mason, Inc.	478,971	21,233
Morgan Stanley	7,544,765	259,917
Northern Trust Corp.	1,077,086	75,224
State Street Corp. (d)	2,021,337	145,375
T. Rowe Price Group, Inc.	1,290,066	92,730
		1,884,402
Consumer Finance - 0.8%
American Express Co.	4,289,276	329,073
Capital One Financial Corp. (d)	2,682,926	208,597
Discover Financial Services (d)	2,172,687	116,738
Navient Corp.	1,910,082	24,430
		678,838
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,954,633	1,200,279
CME Group, Inc.	1,557,956	147,133
IntercontinentalExchange Group, Inc.	548,708	125,330
Leucadia National Corp.	1,548,245	33,225
McGraw Hill Financial, Inc. (d)	1,343,860	130,341
Moody's Corp. (d)	873,518	89,370
The NASDAQ OMX Group, Inc.	581,496	29,767
		1,755,445
Insurance - 2.8%
ACE Ltd. (d)	1,603,558	163,819
AFLAC, Inc.	2,130,357	124,839
Allstate Corp.	2,008,242	117,040
American International Group, Inc.	6,546,931	395,042
Aon PLC (d)	1,383,306	129,256
Assurant, Inc.	333,466	24,793
Cincinnati Financial Corp.	726,294	38,007
Genworth Financial, Inc. Class A (a)	2,442,166	12,650
Hartford Financial Services Group, Inc.	2,061,840	94,742
Lincoln National Corp. (d)	1,242,331	63,098
Loews Corp.	1,458,760	53,172
Marsh & McLennan Companies, Inc. (d)	2,643,567	142,039
MetLife, Inc.	5,478,639	274,480
Principal Financial Group, Inc.	1,345,598	67,751
Progressive Corp. (d)	2,621,420	78,538
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	2,224,216	$ 179,494
The Chubb Corp.	1,128,081	136,283
The Travelers Companies, Inc.	1,564,798	155,776
Torchmark Corp. (d)	619,186	36,198
Unum Group (d)	1,225,091	41,090
XL Group PLC Class A	1,505,574	56,143
		2,384,250
Real Estate Investment Trusts - 2.5%
American Tower Corp.	2,077,356	191,511
Apartment Investment & Management Co. Class A	767,320	27,647
AvalonBay Communities, Inc.	649,039	107,130
Boston Properties, Inc.	753,223	85,400
Crown Castle International Corp.	1,657,036	138,180
Equinix, Inc. (d)	279,490	75,398
Equity Residential (SBI)	1,787,175	127,336
Essex Property Trust, Inc. (d)	320,877	68,867
General Growth Properties, Inc.	3,089,430	78,410
HCP, Inc. (d)	2,266,816	84,008
Health Care REIT, Inc. (d)	1,723,557	109,187
Host Hotels & Resorts, Inc.	3,720,163	65,958
Iron Mountain, Inc. (d)	920,098	26,076
Kimco Realty Corp.	2,026,605	46,713
Plum Creek Timber Co., Inc. (d)	862,319	33,191
Prologis, Inc.	2,573,056	97,776
Public Storage	713,087	143,523
Realty Income Corp. (d)	1,141,759	51,025
Simon Property Group, Inc.	1,528,322	274,059
SL Green Realty Corp. (d)	488,949	50,611
The Macerich Co.	691,585	52,685
Ventas, Inc.	1,624,621	89,387
Vornado Realty Trust	859,706	74,958
Weyerhaeuser Co.	2,542,113	71,027
		2,170,063
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)(d)	1,373,326	43,974
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc. (d)	2,365,983	22,004
TOTAL FINANCIALS		14,227,787
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.1%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	1,099,337	$ 189,295
Amgen, Inc.	3,733,169	566,620
Baxalta, Inc.	2,672,271	93,930
Biogen, Inc. (a)	1,154,972	343,373
Celgene Corp. (a)(d)	3,894,314	459,841
Gilead Sciences, Inc.	7,215,723	758,156
Regeneron Pharmaceuticals, Inc. (a)	370,174	190,084
Vertex Pharmaceuticals, Inc. (a)	1,196,815	152,618
		2,753,917
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	7,309,754	331,059
Baxter International, Inc.	2,672,271	102,749
Becton, Dickinson & Co.	1,028,079	144,980
Boston Scientific Corp. (a)	6,582,681	110,194
C.R. Bard, Inc.	364,545	70,645
DENTSPLY International, Inc. (d)	686,487	35,979
Edwards Lifesciences Corp. (a)(d)	528,107	74,400
Intuitive Surgical, Inc. (a)	180,972	92,468
Medtronic PLC	6,997,038	505,816
St. Jude Medical, Inc. (d)	1,375,391	97,391
Stryker Corp.	1,467,802	144,799
Varian Medical Systems, Inc. (a)(d)	490,001	39,813
Zimmer Biomet Holdings, Inc. (d)	837,693	86,751
		1,837,044
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,714,561	196,352
AmerisourceBergen Corp. (d)	1,024,720	102,513
Anthem, Inc.	1,298,864	183,205
Cardinal Health, Inc.	1,624,386	133,638
Cigna Corp.	1,263,665	177,911
DaVita HealthCare Partners, Inc. (a)(d)	844,284	63,862
Express Scripts Holding Co. (a)	3,317,820	277,370
HCA Holdings, Inc. (a)	1,424,012	123,348
Henry Schein, Inc. (a)(d)	410,566	56,170
Humana, Inc. (d)	735,420	134,427
Laboratory Corp. of America Holdings (a)	492,960	58,076
McKesson Corp.	1,136,924	224,633
Patterson Companies, Inc.	420,699	19,281
Quest Diagnostics, Inc. (d)	705,248	47,816
Tenet Healthcare Corp. (a)(d)	487,181	23,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	4,673,822	$ 540,761
Universal Health Services, Inc. Class B	447,570	61,380
		2,424,727
Health Care Technology - 0.1%
Cerner Corp. (a)	1,503,577	92,861
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,635,963	59,402
PerkinElmer, Inc.	555,779	27,055
Thermo Fisher Scientific, Inc.	1,954,449	245,029
Waters Corp. (a)(d)	406,021	49,283
		380,769
Pharmaceuticals - 6.4%
AbbVie, Inc.	8,442,995	526,927
Allergan PLC (a)(d)	1,926,893	585,274
Bristol-Myers Squibb Co.	8,184,800	486,750
Eli Lilly & Co. (d)	4,794,941	394,863
Endo Health Solutions, Inc. (a)(d)	995,595	76,661
Hospira, Inc. (a)	848,340	76,325
Johnson & Johnson	13,615,572	1,279,591
Mallinckrodt PLC (a)	574,344	49,531
Merck & Co., Inc.	13,871,759	746,994
Mylan N.V. (d)	2,021,080	100,225
Perrigo Co. PLC	718,147	131,399
Pfizer, Inc.	30,233,984	974,139
Zoetis, Inc. Class A	2,454,810	110,147
		5,538,826
TOTAL HEALTH CARE		13,028,144
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
General Dynamics Corp. (d)	1,533,365	217,784
Honeywell International, Inc.	3,838,159	381,014
L-3 Communications Holdings, Inc. (d)	404,386	42,651
Lockheed Martin Corp.	1,313,648	264,280
Northrop Grumman Corp.	951,480	155,795
Precision Castparts Corp.	678,700	156,271
Raytheon Co.	1,498,239	153,659
Rockwell Collins, Inc. (d)	649,437	53,156
Textron, Inc.	1,363,224	52,893
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	3,157,655	$ 412,642
United Technologies Corp.	4,064,906	372,386
		2,262,531
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	716,056	48,284
Expeditors International of Washington, Inc. (d)	939,150	45,990
FedEx Corp.	1,294,342	194,941
United Parcel Service, Inc. Class B (d)	3,407,325	332,725
		621,940
Airlines - 0.5%
American Airlines Group, Inc.	3,401,623	132,595
Delta Air Lines, Inc.	4,032,619	176,548
Southwest Airlines Co.	3,281,320	120,424
		429,567
Building Products - 0.1%
Allegion PLC	469,772	28,003
Masco Corp. (d)	1,706,681	44,766
		72,769
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	841,063	27,570
Cintas Corp. (d)	466,191	39,622
Pitney Bowes, Inc. (d)	990,258	19,617
Republic Services, Inc. (d)	1,224,824	50,193
Stericycle, Inc. (a)(d)	417,578	58,937
Tyco International Ltd.	2,067,255	75,021
Waste Management, Inc.	2,090,541	104,652
		375,612
Construction & Engineering - 0.1%
Fluor Corp.	723,858	33,022
Jacobs Engineering Group, Inc. (a)(d)	616,613	24,917
Quanta Services, Inc. (a)(d)	1,040,049	25,211
		83,150
Electrical Equipment - 0.5%
AMETEK, Inc.	1,185,862	63,823
Eaton Corp. PLC	2,293,447	130,864
Emerson Electric Co. (d)	3,281,359	156,586
Rockwell Automation, Inc.	660,882	73,906
		425,179
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
3M Co.	3,114,596	$ 442,709
Danaher Corp.	3,023,615	263,115
General Electric Co.	49,472,524	1,227,908
Roper Industries, Inc. (d)	493,555	80,000
		2,013,732
Machinery - 1.3%
Caterpillar, Inc. (d)	2,963,875	226,559
Cummins, Inc. (d)	823,300	100,237
Deere & Co. (d)	1,639,297	134,062
Dover Corp.	787,475	48,784
Flowserve Corp.	661,328	29,846
Illinois Tool Works, Inc. (d)	1,660,924	140,398
Ingersoll-Rand PLC	1,299,763	71,864
Joy Global, Inc.	478,497	11,589
PACCAR, Inc.	1,742,043	102,728
Parker Hannifin Corp. (d)	680,901	73,306
Pentair PLC (d)	882,022	48,767
Snap-On, Inc.	286,359	45,752
Stanley Black & Decker, Inc.	754,790	76,626
Xylem, Inc.	890,526	28,898
		1,139,416
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	176,931	18,749
Equifax, Inc.	584,321	57,205
Robert Half International, Inc. (d)	663,219	33,844
		109,798
Road & Rail - 0.9%
CSX Corp.	4,850,958	132,819
J.B. Hunt Transport Services, Inc. (d)	452,106	32,904
Kansas City Southern	542,772	50,337
Norfolk Southern Corp.	1,496,800	116,616
Ryder System, Inc. (d)	261,746	21,455
Union Pacific Corp.	4,299,126	368,607
		722,738
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,334,793	51,443
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)	476,119	$ 33,009
W.W. Grainger, Inc. (d)	292,437	65,342
		149,794
TOTAL INDUSTRIALS		8,406,226
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	24,971,569	646,264
F5 Networks, Inc. (a)(d)	353,185	42,880
Harris Corp. (d)	605,071	46,482
Juniper Networks, Inc.	1,725,388	44,360
Motorola Solutions, Inc.	911,433	59,079
QUALCOMM, Inc.	8,001,137	452,704
		1,291,769
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,516,799	79,420
Corning, Inc.	6,179,459	106,348
FLIR Systems, Inc.	688,010	19,698
TE Connectivity Ltd.	1,996,350	118,364
		323,830
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	876,719	62,519
eBay, Inc. (a)	5,427,915	147,151
Facebook, Inc. Class A (a)	10,341,269	924,820
Google, Inc.:
Class A (a)	1,405,245	910,346
Class C	1,409,267	871,279
VeriSign, Inc. (a)(d)	514,519	35,471
Yahoo!, Inc. (a)	4,285,187	138,154
		3,089,740
IT Services - 3.6%
Accenture PLC Class A (d)	3,074,893	289,870
Alliance Data Systems Corp. (a)(d)	304,659	78,355
Automatic Data Processing, Inc.	2,305,350	178,250
Cognizant Technology Solutions Corp. Class A (a)	2,997,626	188,671
Computer Sciences Corp.	676,005	41,906
Fidelity National Information Services, Inc.	1,391,801	96,118
Fiserv, Inc. (a)	1,162,627	99,137
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	4,496,564	$ 664,997
MasterCard, Inc. Class A	4,758,751	439,566
Paychex, Inc. (d)	1,605,095	71,684
PayPal Holdings, Inc. (a)	5,427,915	189,977
Teradata Corp. (a)(d)	697,216	20,380
The Western Union Co.	2,535,073	46,747
Total System Services, Inc. (d)	805,420	36,912
Visa, Inc. Class A	9,491,241	676,725
Xerox Corp. (d)	5,095,123	51,817
		3,171,112
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	1,478,338	71,773
Analog Devices, Inc.	1,539,482	85,995
Applied Materials, Inc.	6,047,111	97,268
Avago Technologies Ltd.	1,275,686	160,698
Broadcom Corp. Class A	2,670,232	137,971
First Solar, Inc. (a)(d)	371,271	17,762
Intel Corp.	23,292,904	664,779
KLA-Tencor Corp. (d)	785,208	39,347
Lam Research Corp. (d)	777,372	56,569
Linear Technology Corp. (d)	1,175,776	47,360
Microchip Technology, Inc. (d)	1,032,680	43,889
Micron Technology, Inc. (a)	5,289,576	86,802
NVIDIA Corp. (d)	2,509,486	56,413
Qorvo, Inc. (a)	733,716	40,729
Skyworks Solutions, Inc.	938,286	81,959
Texas Instruments, Inc.	5,108,152	244,374
Xilinx, Inc. (d)	1,269,699	53,188
		1,986,876
Software - 3.8%
Activision Blizzard, Inc.	2,460,227	70,436
Adobe Systems, Inc. (a)	2,333,491	183,342
Autodesk, Inc. (a)	1,117,765	52,256
CA Technologies, Inc.	1,554,341	42,418
Citrix Systems, Inc. (a)(d)	787,010	53,603
Electronic Arts, Inc. (a)(d)	1,526,686	100,990
Intuit, Inc.	1,353,527	116,065
Microsoft Corp.	39,719,581	1,728,596
Oracle Corp.	15,652,797	580,562
Red Hat, Inc. (a)(d)	900,091	64,996
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	2,993,447	$ 207,625
Symantec Corp.	3,342,355	68,485
		3,269,374
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	28,286,492	3,189,590
EMC Corp.	9,535,464	237,147
Hewlett-Packard Co.	8,869,445	248,877
NetApp, Inc. (d)	1,530,874	48,927
SanDisk Corp. (d)	1,020,877	55,699
Seagate Technology LLC (d)	1,558,337	80,099
Western Digital Corp.	1,065,745	87,348
		3,947,687
TOTAL INFORMATION TECHNOLOGY		17,080,388
MATERIALS - 2.9%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	949,041	132,420
Airgas, Inc.	333,694	32,208
CF Industries Holdings, Inc.	1,155,537	66,305
E.I. du Pont de Nemours & Co.	4,444,688	228,901
Eastman Chemical Co.	731,473	53,003
Ecolab, Inc.	1,315,798	143,606
FMC Corp. (d)	655,649	27,741
International Flavors & Fragrances, Inc. (d)	397,147	43,507
LyondellBasell Industries NV Class A	1,928,833	164,684
Monsanto Co.	2,337,653	228,272
PPG Industries, Inc. (d)	1,334,786	127,192
Praxair, Inc.	1,415,593	149,699
Sherwin-Williams Co.	388,910	99,487
Sigma Aldrich Corp.	586,388	81,748
The Dow Chemical Co.	5,320,975	232,846
The Mosaic Co.	1,523,836	62,218
		1,873,837
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	304,824	51,149
Vulcan Materials Co. (d)	651,357	60,980
		112,129
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	446,915	$ 25,957
Ball Corp.	676,874	44,613
Owens-Illinois, Inc. (a)	791,738	16,508
Sealed Air Corp.	1,031,909	53,092
WestRock Co.	1,280,178	75,979
		216,149
Metals & Mining - 0.3%
Alcoa, Inc. (d)	6,430,039	60,764
Freeport-McMoRan, Inc. (d)	5,106,591	54,334
Newmont Mining Corp.	2,596,624	44,324
Nucor Corp.	1,566,943	67,833
		227,255
Paper & Forest Products - 0.1%
International Paper Co. (d)	2,076,260	89,570
TOTAL MATERIALS		2,518,940
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	30,168,334	1,001,589
CenturyLink, Inc. (d)	2,767,992	74,847
Frontier Communications Corp. (d)	5,662,709	28,710
Level 3 Communications, Inc. (a)	1,444,518	64,613
Verizon Communications, Inc.	20,025,254	921,362
		2,091,121
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc. (d)	2,405,601	130,600
Duke Energy Corp. (d)	3,395,427	240,770
Edison International	1,599,723	93,552
Entergy Corp.	881,447	57,585
Eversource Energy (d)	1,559,643	73,678
Exelon Corp. (d)	4,228,683	130,074
FirstEnergy Corp. (d)	2,072,135	66,225
NextEra Energy, Inc.	2,180,636	214,596
Pepco Holdings, Inc.	1,241,314	28,525
Pinnacle West Capital Corp. (d)	543,774	32,371
PPL Corp.	3,280,387	101,659
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co. (d)	4,459,536	$ 193,588
Xcel Energy, Inc. (d)	2,488,933	83,952
		1,447,175
Gas Utilities - 0.0%
AGL Resources, Inc. (d)	588,878	35,916
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc. (d)	1,637,451	32,618
The AES Corp. (d)	3,350,765	40,209
		72,827
Multi-Utilities - 1.1%
Ameren Corp.	1,191,331	47,999
CenterPoint Energy, Inc. (d)	2,112,305	39,331
CMS Energy Corp. (d)	1,355,118	44,421
Consolidated Edison, Inc. (d)	1,438,017	90,466
Dominion Resources, Inc.	2,913,936	203,247
DTE Energy Co. (d)	880,505	68,732
NiSource, Inc. (d)	1,558,317	26,164
PG&E Corp. (d)	2,357,444	116,882
Public Service Enterprise Group, Inc.	2,483,772	99,972
SCANA Corp.	701,719	37,114
Sempra Energy (d)	1,142,715	108,387
TECO Energy, Inc.	1,154,442	24,324
WEC Energy Group, Inc. (d)	1,547,710	73,748
		980,787
TOTAL UTILITIES		2,536,705
TOTAL COMMON STOCKS (Cost $53,236,487)		85,467,358
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.28% 2/4/16 to 5/26/16 (e) (Cost $58,929)	$ 59,000	58,921
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	1,399,423,505	$ 1,399,424
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	2,874,907,896	2,874,908
TOTAL MONEY MARKET FUNDS (Cost $4,274,332)		4,274,332
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $57,569,748)		89,800,611
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(3,164,747)
NET ASSETS - 100%		$ 86,635,864
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,358 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 1,160,843	$ (48,076)
151 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	14,867	(613)
TOTAL EQUITY INDEX CONTRACTS		$ 1,175,710	$ (48,689)
The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $56,448,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 705
Fidelity Securities Lending Cash Central Fund	3,482
Total	$ 4,187
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,111,306	$ 11,111,306	$ -	$ -
Consumer Staples	8,267,150	8,267,150	-	-
Energy	6,199,591	6,199,591	-	-
Financials	14,227,787	14,227,787	-	-
Health Care	13,028,144	13,028,144	-	-
Industrials	8,406,226	8,406,226	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 17,080,388	$ 17,080,388	$ -	$ -
Materials	2,518,940	2,518,940	-	-
Telecommunication Services	2,091,121	2,091,121	-	-
Utilities	2,536,705	2,536,705	-	-
U.S. Government and Government Agency Obligations	58,921	-	58,921	-
Money Market Funds	4,274,332	4,274,332	-	-
Total Investments in Securities:	$ 89,800,611	$ 89,741,690	$ 58,921	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (48,689)	$ (48,689)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (48,689)
Total Value of Derivatives	$ -	$ (48,689)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,801,911) - See accompanying schedule: Unaffiliated issuers (cost $53,295,416)	$ 85,526,279
Fidelity Central Funds (cost $4,274,332)	4,274,332
Total Investments (cost $57,569,748)		$ 89,800,611
Cash		66,151
Receivable for investments sold		452
Receivable for fund shares sold		345,750
Dividends receivable		190,856
Distributions receivable from Fidelity Central Funds		621
Receivable for daily variation margin for derivative instruments		483
Receivable from investment adviser for expense reductions		1,136
Other receivables		1,991
Total assets		90,408,051

Liabilities
Payable for investments purchased	$ 539,126
Payable for fund shares redeemed	339,253
Accrued management fee	1,859
Payable for daily variation margin for derivative instruments	12,169
Other affiliated payables	2,880
Other payables and accrued expenses	1,992
Collateral on securities loaned, at value	2,874,908
Total liabilities		3,772,187

Net Assets		$ 86,635,864
Net Assets consist of:
Paid in capital		$ 54,035,049
Undistributed net investment income		347,530
Accumulated undistributed net realized gain (loss) on investments		71,111
Net unrealized appreciation (depreciation) on investments		32,182,174
Net Assets		$ 86,635,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($7,771,323 ÷ 111,430 shares)	$ 69.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($48,308,644 ÷ 692,577 shares)	$ 69.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,923,360 ÷ 342,963 shares)	$ 69.75

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($6,632,537 ÷ 95,082 shares)	$ 69.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 902,924
Interest		40
Income from Fidelity Central Funds		4,187
Total income		907,151

Expenses
Management fee	$ 11,273
Transfer agent fees	17,405
Independent trustees' compensation	194
Miscellaneous	67
Total expenses before reductions	28,939
Expense reductions	(6,877)	22,062
Net investment income (loss)		885,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	343,816
Futures contracts	27,399
Total net realized gain (loss)		371,215
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,999,274)
Futures contracts	(87,121)
Total change in net unrealized appreciation (depreciation)		(6,086,395)
Net gain (loss)		(5,715,180)
Net increase (decrease) in net assets resulting from operations		$ (4,830,091)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 885,089	$ 1,648,783
Net realized gain (loss)	371,215	868,409
Change in net unrealized appreciation (depreciation)	(6,086,395)	8,910,238
Net increase (decrease) in net assets resulting from operations	(4,830,091)	11,427,430
Distributions to shareholders from net investment income	(928,735)	(1,488,079)
Distributions to shareholders from net realized gain	(326,933)	(181,095)
Total distributions	(1,255,668)	(1,669,174)
Share transactions - net increase (decrease)	3,783,987	8,551,256
Total increase (decrease) in net assets	(2,301,772)	18,309,512

Net Assets
Beginning of period	88,937,636	70,628,124
End of period (including undistributed net investment income of $347,530 and undistributed net investment income of $391,176, respectively)	$ 86,635,864	$ 88,937,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 74.71	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Income from Investment Operations
Net investment income (loss) D	.71	1.44	1.19	1.10	.89	.81
Net realized and unrealized gain (loss)	(4.66)	8.64	12.26	5.28	1.40	7.88
Total from investment operations	(3.95)	10.08	13.45	6.38	2.29	8.69
Distributions from net investment income	(.75)	(1.31)	(1.16)	(1.06)	(.89)	(.79)
Distributions from net realized gain	(.27)	(.16)	-	-	-	-
Total distributions	(1.02)	(1.47)	(1.16)	(1.06)	(.89)	(.79)
Net asset value, end of period	$ 69.74	$ 74.71	$ 66.10	$ 53.81	$ 48.49	$ 47.09
Total Return B, C	(5.35)%	15.40%	25.27%	13.36%	5.04%	22.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A, J	.10%J	.10%J	.10%J	.10%	.10%
Expenses net of all reductions	.10%A, J	.10%J	.10%J	.10%J	.10%	.10%
Net investment income (loss)	1.92%A	2.06%	1.98%	2.21%	1.96%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$ 7,771	$ 7,315	$ 5,751	$ 4,705	$ 13,407	$ 27,881
Portfolio turnover rateF	4%A	4%	4%	4%	5%H	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

J Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 74.72	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Income from Investment Operations
Net investment income (loss) D	.72	1.48	1.22	1.13	.90	.82
Net realized and unrealized gain (loss)	(4.65)	8.63	12.26	5.27	1.40	7.89
Total from investment operations	(3.93)	10.11	13.48	6.40	2.30	8.71
Distributions from net investment income	(.77)	(1.34)	(1.19)	(1.08)	(.90)	(.80)
Distributions from net realized gain	(.27)	(.16)	-	-	-	-
Total distributions	(1.04)	(1.50)	(1.19)	(1.08)	(.90)	(.80)
Net asset value, end of period	$ 69.75	$ 74.72	$ 66.11	$ 53.82	$ 48.50	$ 47.10
Total ReturnB, C	(5.33)%	15.45%	25.32%	13.39%	5.07%	22.53%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	1.96%A	2.11%	2.02%	2.25%	1.99%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 48,309	$ 49,784	$ 38,736	$ 28,996	$ 16,230	$ 15,595
Portfolio turnover rateF	4%A	4%	4%	4%	5%H	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 74.73	$ 66.11	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.73	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	(4.67)	8.64	12.26	5.28	.68
Total from investment operations	(3.94)	10.12	13.48	6.41	1.47
Distributions from net investment income	(.77)	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.27)	(.16)	-	-	-
Total distributions	(1.04)	(1.50) J	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 69.75	$ 74.73	$ 66.11	$ 53.82	$ 48.50
Total ReturnB, C	(5.34)%	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.04%A	.04%	.04%	.04%	.05%A
Expenses net of all reductions	.04%A	.04%	.04%	.04%	.05%A
Net investment income (loss)	1.97%A	2.12%	2.03%	2.27%	2.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 23,923	$ 25,621	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rateF	4%A	4%	4%	4%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 74.73	$ 66.11	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.74	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	(4.66)	8.64	12.24	5.29	.67
Total from investment operations	(3.92)	10.14	13.48	6.43	1.48
Distributions from net investment income	(.78)	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.27)	(.16)	-	-	-
Total distributions	(1.05)	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 69.76	$ 74.73	$ 66.11	$ 53.83	$ 48.50
Total ReturnB, C	(5.31)%	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net AssetsE, H
Expenses before reductions	.03%A, J	.03%J	.03%J	.03% J	.03%A, J
Expenses net of fee waivers, if any	.02%A	.02%	.02%	.02%	.03%A, J
Expenses net of all reductions	.02%A	.02%	.02%	.02%	.03%A, J
Net investment income (loss)	1.99%A	2.14%	2.05%	2.29%	2.24%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,633	$ 6,217	$ 3,506	$ 1,912	$ 716
Portfolio turnover rateF	4%A	4%	4%	4%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,131,012
Gross unrealized depreciation	(4,140,115)
Net unrealized appreciation (depreciation) on securities	$ 31,990,897

Tax cost	$ 57,809,714

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $27,399 and a change in net unrealized appreciation (depreciation) of $(87,121) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,250,133 and $1,973,928, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 2,898
Fidelity Advantage Class	11,312
Institutional Class	3,195
$ 17,405

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $67 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,482.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the

Semiannual Report

9. Expense Reductions - continued

table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2016.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 215
Fidelity Advantage Class	.050%	5,146
Institutional Class	.040%	1,336
Fidelity Advantage Institutional Class	.020%	180

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 29, 2015
From net investment income
Investor Class	$ 76,497	$ 119,301
Fidelity Advantage Class	518,497	823,644
Institutional Class	265,039	455,819
Fidelity Advantage Institutional Class	68,702	89,315
Total	$ 928,735	$ 1,488,079
From net realized gain
Investor Class	$ 26,564	$ 15,371
Fidelity Advantage Class	182,764	100,506
Institutional Class	93,635	53,616
Fidelity Advantage Institutional Class	23,970	11,602
Total	$ 326,933	$ 181,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 29, 2015	Six months ended August 31, 2015	Year ended February 29, 2015
Investor Class
Shares sold	64,663	52,600	$ 3,965,489	$ 3,663,941
Reinvestment of distributions	1,360	1,850	99,828	130,439
Shares redeemed	(52,507)	(43,534)	(3,085,531)	(3,070,864)
Net increase (decrease)	13,516	10,916	$ 979,786	$ 723,516

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 29, 2015	Six months ended August 31, 2015	Year ended February 29, 2015
Fidelity Advantage Class
Shares sold	92,985	161,661	$ 6,038,206	$ 11,355,801
Reinvestment of distributions	8,913	12,217	654,113	860,949
Shares redeemed	(75,575)	(93,565)	(4,766,844)	(6,570,904)
Net increase (decrease)	26,323	80,313	$ 1,925,475	$ 5,645,846
Institutional Class
Shares sold	42,398	86,963	$ 3,114,590	$ 6,115,540
Reinvestment of distributions	4,887	7,236	358,674	509,435
Shares redeemed	(47,192)	(93,727)	(3,463,216)	(6,564,397)
Net increase (decrease)	93	472	$ 10,048	$ 60,578
Fidelity Advantage Institutional Class
Shares sold	24,562	39,216	$ 1,800,797	$ 2,755,481
Reinvestment of distributions	1,263	1,429	92,672	100,917
Shares redeemed	(13,937)	(10,476)	(1,024,791)	(735,082)
Net increase (decrease)	11,888	30,169	$ 868,678	$ 2,121,316

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Spartan 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses are paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.05%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.02%, 0.04%, and 0.095% through April 30, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

U5I-U5A-SANN-1015
1.925892.104
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period March 1, 2015 to August 31, 2015 C
Investor Class	.095%
Actual		$ 1,000.00	$ 946.50	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 946.70	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 946.60	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 946.90	$ .10
HypotheticalA		$ 1,000.00	$ 1,025.04	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	4.0
Microsoft Corp.	2.0	1.9
Exxon Mobil Corp.	1.8	2.0
Johnson & Johnson	1.5	1.5
General Electric Co.	1.4	1.4
Wells Fargo & Co.	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.4
JPMorgan Chase & Co.	1.3	1.2
AT&T, Inc.	1.1	1.0
Pfizer, Inc.	1.1	1.1
	16.7
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	19.7
Financials	16.4	15.8
Health Care	15.1	14.6
Consumer Discretionary	12.8	12.3
Industrials	9.7	10.2
Consumer Staples	9.6	9.7
Energy	7.2	8.1
Utilities	2.9	3.0
Materials	2.9	3.2
Telecommunication Services	2.4	2.3

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
BorgWarner, Inc.	1,110,955	$ 48,482
Delphi Automotive PLC (d)	1,417,696	107,064
Johnson Controls, Inc.	3,215,202	132,273
The Goodyear Tire & Rubber Co. (d)	1,324,534	39,431
		327,250
Automobiles - 0.6%
Ford Motor Co.	19,518,885	270,727
General Motors Co. (d)	6,628,730	195,150
Harley-Davidson, Inc. (d)	1,026,454	57,533
		523,410
Distributors - 0.1%
Genuine Parts Co.	747,297	62,392
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,351,460	45,977
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit (d)	2,214,423	109,016
Chipotle Mexican Grill, Inc. (a)(d)	152,440	108,234
Darden Restaurants, Inc.	617,635	42,005
Marriott International, Inc. Class A (d)	1,012,498	71,543
McDonald's Corp.	4,706,282	447,191
Royal Caribbean Cruises Ltd. (d)	809,814	71,393
Starbucks Corp.	7,367,412	403,071
Starwood Hotels & Resorts Worldwide, Inc.	839,045	59,967
Wyndham Worldwide Corp.	589,417	45,079
Wynn Resorts Ltd. (d)	400,320	30,044
Yum! Brands, Inc.	2,123,076	169,358
		1,556,901
Household Durables - 0.5%
D.R. Horton, Inc. (d)	1,638,107	49,749
Garmin Ltd. (d)	592,176	22,272
Harman International Industries, Inc. (d)	349,355	34,146
Leggett & Platt, Inc.	676,594	30,054
Lennar Corp. Class A (d)	876,565	44,617
Mohawk Industries, Inc. (a)	305,043	60,084
Newell Rubbermaid, Inc.	1,319,309	55,582
PulteGroup, Inc.	1,611,185	33,335
Whirlpool Corp.	386,139	64,910
		394,749
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	1,874,915	$ 961,625
Expedia, Inc.	489,549	56,293
Netflix, Inc. (a)	2,083,600	239,677
Priceline Group, Inc. (a)	254,518	317,801
TripAdvisor, Inc. (a)(d)	549,612	38,418
		1,613,814
Leisure Products - 0.1%
Hasbro, Inc. (d)	550,070	41,030
Mattel, Inc. (d)	1,661,235	38,923
		79,953
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A (d)	1,082,495	27,246
CBS Corp. Class B	2,223,095	100,573
Comcast Corp. Class A (d)	12,341,425	695,192
Discovery Communications, Inc.:
Class A (a)(d)	732,331	19,480
Class C (non-vtg.) (a)(d)	1,281,973	32,511
Interpublic Group of Companies, Inc.	2,027,509	38,279
News Corp. Class A	2,458,582	33,510
Nielsen Holdings PLC	1,812,285	81,970
Omnicom Group, Inc. (d)	1,199,565	80,347
Scripps Networks Interactive, Inc. Class A (d)	466,661	24,775
Tegna, Inc.	1,113,856	26,499
The Walt Disney Co. (d)	7,664,564	780,866
Time Warner Cable, Inc.	1,387,981	258,192
Time Warner, Inc.	4,048,772	287,868
Twenty-First Century Fox, Inc. Class A (d)	8,687,785	237,958
Viacom, Inc. Class B (non-vtg.)	1,754,182	71,518
		2,796,784
Multiline Retail - 0.7%
Dollar General Corp.	1,458,796	108,666
Dollar Tree, Inc. (a)	1,094,378	83,457
Kohl's Corp.	971,566	49,579
Macy's, Inc.	1,651,763	96,810
Nordstrom, Inc.	692,282	50,454
Target Corp. (d)	3,134,978	243,619
		632,585
Specialty Retail - 2.6%
Advance Auto Parts, Inc. (d)	359,302	62,968
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	369,507	$ 22,111
AutoZone, Inc. (a)(d)	155,759	111,522
Bed Bath & Beyond, Inc. (a)(d)	841,122	52,242
Best Buy Co., Inc.	1,437,638	52,819
CarMax, Inc. (a)(d)	1,027,308	62,666
GameStop Corp. Class A (d)	523,992	22,259
Gap, Inc. (d)	1,290,997	42,358
Home Depot, Inc.	6,377,935	742,774
L Brands, Inc. (d)	1,204,170	101,030
Lowe's Companies, Inc.	4,579,461	316,761
O'Reilly Automotive, Inc. (a)(d)	495,859	119,041
Ross Stores, Inc.	2,031,702	98,781
Signet Jewelers Ltd. (d)	393,422	54,292
Staples, Inc. (d)	3,145,592	44,699
Tiffany & Co., Inc. (d)	551,725	45,379
TJX Companies, Inc.	3,340,671	234,916
Tractor Supply Co. (d)	669,853	57,145
Urban Outfitters, Inc. (a)(d)	478,131	14,755
		2,258,518
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,356,561	41,036
Fossil Group, Inc. (a)(d)	210,898	12,987
Hanesbrands, Inc. (d)	1,972,168	59,382
Michael Kors Holdings Ltd. (a)	975,612	42,400
NIKE, Inc. Class B	3,419,283	382,105
PVH Corp.	406,015	48,308
Ralph Lauren Corp. (d)	296,721	32,992
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	825,459	78,856
VF Corp.	1,669,292	120,907
		818,973
TOTAL CONSUMER DISCRETIONARY		11,111,306
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	765,109	75,057
Coca-Cola Enterprises, Inc.	1,052,434	54,190
Constellation Brands, Inc. Class A (sub. vtg.)	831,883	106,481
Dr. Pepper Snapple Group, Inc.	941,394	72,233
Molson Coors Brewing Co. Class B	783,880	53,374
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	721,859	$ 99,949
PepsiCo, Inc.	7,247,368	673,498
The Coca-Cola Co.	19,260,987	757,342
		1,892,124
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	2,157,873	302,210
CVS Health Corp.	5,540,073	567,303
Kroger Co. (d)	4,813,755	166,075
Sysco Corp.	2,915,355	116,235
Wal-Mart Stores, Inc.	7,748,273	501,546
Walgreens Boots Alliance, Inc.	4,284,469	370,821
Whole Foods Market, Inc. (d)	1,759,145	57,630
		2,081,820
Food Products - 1.7%
Archer Daniels Midland Co.	3,046,014	137,040
Campbell Soup Co. (d)	872,602	41,876
ConAgra Foods, Inc.	2,096,814	87,395
General Mills, Inc. (d)	2,926,785	166,124
Hormel Foods Corp. (d)	661,767	40,434
Kellogg Co.	1,230,230	81,540
Keurig Green Mountain, Inc. (d)	566,988	32,092
McCormick & Co., Inc. (non-vtg.) (d)	627,421	49,742
Mead Johnson Nutrition Co. Class A	994,446	77,905
Mondelez International, Inc.	7,986,672	338,315
The Hershey Co. (d)	720,592	64,507
The J.M. Smucker Co.	475,877	56,020
The Kraft Heinz Co.	2,908,079	211,301
Tyson Foods, Inc. Class A	1,432,390	60,561
		1,444,852
Household Products - 1.7%
Clorox Co. (d)	644,080	71,602
Colgate-Palmolive Co. (d)	4,174,927	262,227
Kimberly-Clark Corp.	1,787,715	190,445
Procter & Gamble Co.	13,320,733	941,376
		1,465,650
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,096,175	87,442
Tobacco - 1.5%
Altria Group, Inc.	9,655,744	517,355
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	7,606,258	$ 606,979
Reynolds American, Inc. (d)	2,040,929	170,928
		1,295,262
TOTAL CONSUMER STAPLES		8,267,150
ENERGY - 7.2%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	2,134,246	119,518
Cameron International Corp. (a)(d)	939,799	62,741
Diamond Offshore Drilling, Inc. (d)	329,990	7,824
Ensco PLC Class A	1,150,608	20,838
FMC Technologies, Inc. (a)(d)	1,133,771	39,433
Halliburton Co.	4,177,767	164,395
Helmerich & Payne, Inc. (d)	528,578	31,191
National Oilwell Varco, Inc.	1,904,420	80,614
Schlumberger Ltd.	6,234,323	482,350
Transocean Ltd. (United States) (d)	1,677,000	23,864
		1,032,768
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	2,493,952	178,517
Apache Corp. (d)	1,851,526	83,763
Cabot Oil & Gas Corp.	2,030,784	48,069
Chesapeake Energy Corp. (d)	2,541,253	19,847
Chevron Corp.	9,233,093	747,788
Cimarex Energy Co. (d)	459,917	50,825
Columbia Pipeline Group, Inc. (d)	1,558,317	39,519
ConocoPhillips Co.	6,053,734	297,541
CONSOL Energy, Inc. (d)	1,123,509	17,111
Devon Energy Corp.	1,897,380	80,942
EOG Resources, Inc.	2,695,250	211,065
EQT Corp.	748,014	58,210
Exxon Mobil Corp.	20,529,121	1,544,611
Hess Corp. (d)	1,199,382	71,303
Kinder Morgan, Inc. (d)	8,516,463	276,019
Marathon Oil Corp. (d)	3,314,006	57,299
Marathon Petroleum Corp.	2,667,460	126,198
Murphy Oil Corp. (d)	821,394	25,463
Newfield Exploration Co. (a)(d)	799,349	26,626
Noble Energy, Inc.	2,101,623	70,215
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	3,771,442	$ 275,353
ONEOK, Inc. (d)	1,025,005	36,910
Phillips 66 Co. (d)	2,662,810	210,548
Pioneer Natural Resources Co.	733,054	90,210
Range Resources Corp. (d)	817,579	31,575
Southwestern Energy Co. (a)(d)	1,900,110	30,858
Spectra Energy Corp. (d)	3,296,196	95,820
Tesoro Corp.	618,312	56,891
The Williams Companies, Inc.	3,309,873	159,536
Valero Energy Corp. (d)	2,497,314	148,191
		5,166,823
TOTAL ENERGY		6,199,591
FINANCIALS - 16.4%
Banks - 6.1%
Bank of America Corp.	51,565,011	842,572
BB&T Corp.	3,815,410	140,865
Citigroup, Inc.	14,897,541	796,720
Comerica, Inc.	874,019	38,457
Fifth Third Bancorp (d)	3,976,752	79,217
Huntington Bancshares, Inc. (d)	3,969,850	43,311
JPMorgan Chase & Co.	18,221,330	1,167,987
KeyCorp	4,165,158	57,229
M&T Bank Corp.	652,878	77,196
Peoples United Financial, Inc. (d)	1,517,716	23,525
PNC Financial Services Group, Inc.	2,542,973	231,716
Regions Financial Corp.	6,581,105	63,113
SunTrust Banks, Inc.	2,534,620	102,323
U.S. Bancorp	8,705,551	368,680
Wells Fargo & Co.	23,007,029	1,226,965
Zions Bancorporation	997,751	28,935
		5,288,811
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	268,693	50,095
Ameriprise Financial, Inc. (d)	890,571	100,341
Bank of New York Mellon Corp. (d)	5,506,591	219,162
BlackRock, Inc. Class A	623,490	188,587
Charles Schwab Corp. (d)	5,675,420	172,419
E*TRADE Financial Corp. (a)	1,423,337	37,420
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc. (d)	1,915,051	$ 77,713
Goldman Sachs Group, Inc.	1,972,703	372,052
Invesco Ltd.	2,114,753	72,134
Legg Mason, Inc.	478,971	21,233
Morgan Stanley	7,544,765	259,917
Northern Trust Corp.	1,077,086	75,224
State Street Corp. (d)	2,021,337	145,375
T. Rowe Price Group, Inc.	1,290,066	92,730
		1,884,402
Consumer Finance - 0.8%
American Express Co.	4,289,276	329,073
Capital One Financial Corp. (d)	2,682,926	208,597
Discover Financial Services (d)	2,172,687	116,738
Navient Corp.	1,910,082	24,430
		678,838
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,954,633	1,200,279
CME Group, Inc.	1,557,956	147,133
IntercontinentalExchange Group, Inc.	548,708	125,330
Leucadia National Corp.	1,548,245	33,225
McGraw Hill Financial, Inc. (d)	1,343,860	130,341
Moody's Corp. (d)	873,518	89,370
The NASDAQ OMX Group, Inc.	581,496	29,767
		1,755,445
Insurance - 2.8%
ACE Ltd. (d)	1,603,558	163,819
AFLAC, Inc.	2,130,357	124,839
Allstate Corp.	2,008,242	117,040
American International Group, Inc.	6,546,931	395,042
Aon PLC (d)	1,383,306	129,256
Assurant, Inc.	333,466	24,793
Cincinnati Financial Corp.	726,294	38,007
Genworth Financial, Inc. Class A (a)	2,442,166	12,650
Hartford Financial Services Group, Inc.	2,061,840	94,742
Lincoln National Corp. (d)	1,242,331	63,098
Loews Corp.	1,458,760	53,172
Marsh & McLennan Companies, Inc. (d)	2,643,567	142,039
MetLife, Inc.	5,478,639	274,480
Principal Financial Group, Inc.	1,345,598	67,751
Progressive Corp. (d)	2,621,420	78,538
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	2,224,216	$ 179,494
The Chubb Corp.	1,128,081	136,283
The Travelers Companies, Inc.	1,564,798	155,776
Torchmark Corp. (d)	619,186	36,198
Unum Group (d)	1,225,091	41,090
XL Group PLC Class A	1,505,574	56,143
		2,384,250
Real Estate Investment Trusts - 2.5%
American Tower Corp.	2,077,356	191,511
Apartment Investment & Management Co. Class A	767,320	27,647
AvalonBay Communities, Inc.	649,039	107,130
Boston Properties, Inc.	753,223	85,400
Crown Castle International Corp.	1,657,036	138,180
Equinix, Inc. (d)	279,490	75,398
Equity Residential (SBI)	1,787,175	127,336
Essex Property Trust, Inc. (d)	320,877	68,867
General Growth Properties, Inc.	3,089,430	78,410
HCP, Inc. (d)	2,266,816	84,008
Health Care REIT, Inc. (d)	1,723,557	109,187
Host Hotels & Resorts, Inc.	3,720,163	65,958
Iron Mountain, Inc. (d)	920,098	26,076
Kimco Realty Corp.	2,026,605	46,713
Plum Creek Timber Co., Inc. (d)	862,319	33,191
Prologis, Inc.	2,573,056	97,776
Public Storage	713,087	143,523
Realty Income Corp. (d)	1,141,759	51,025
Simon Property Group, Inc.	1,528,322	274,059
SL Green Realty Corp. (d)	488,949	50,611
The Macerich Co.	691,585	52,685
Ventas, Inc.	1,624,621	89,387
Vornado Realty Trust	859,706	74,958
Weyerhaeuser Co.	2,542,113	71,027
		2,170,063
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)(d)	1,373,326	43,974
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc. (d)	2,365,983	22,004
TOTAL FINANCIALS		14,227,787
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.1%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	1,099,337	$ 189,295
Amgen, Inc.	3,733,169	566,620
Baxalta, Inc.	2,672,271	93,930
Biogen, Inc. (a)	1,154,972	343,373
Celgene Corp. (a)(d)	3,894,314	459,841
Gilead Sciences, Inc.	7,215,723	758,156
Regeneron Pharmaceuticals, Inc. (a)	370,174	190,084
Vertex Pharmaceuticals, Inc. (a)	1,196,815	152,618
		2,753,917
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	7,309,754	331,059
Baxter International, Inc.	2,672,271	102,749
Becton, Dickinson & Co.	1,028,079	144,980
Boston Scientific Corp. (a)	6,582,681	110,194
C.R. Bard, Inc.	364,545	70,645
DENTSPLY International, Inc. (d)	686,487	35,979
Edwards Lifesciences Corp. (a)(d)	528,107	74,400
Intuitive Surgical, Inc. (a)	180,972	92,468
Medtronic PLC	6,997,038	505,816
St. Jude Medical, Inc. (d)	1,375,391	97,391
Stryker Corp.	1,467,802	144,799
Varian Medical Systems, Inc. (a)(d)	490,001	39,813
Zimmer Biomet Holdings, Inc. (d)	837,693	86,751
		1,837,044
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,714,561	196,352
AmerisourceBergen Corp. (d)	1,024,720	102,513
Anthem, Inc.	1,298,864	183,205
Cardinal Health, Inc.	1,624,386	133,638
Cigna Corp.	1,263,665	177,911
DaVita HealthCare Partners, Inc. (a)(d)	844,284	63,862
Express Scripts Holding Co. (a)	3,317,820	277,370
HCA Holdings, Inc. (a)	1,424,012	123,348
Henry Schein, Inc. (a)(d)	410,566	56,170
Humana, Inc. (d)	735,420	134,427
Laboratory Corp. of America Holdings (a)	492,960	58,076
McKesson Corp.	1,136,924	224,633
Patterson Companies, Inc.	420,699	19,281
Quest Diagnostics, Inc. (d)	705,248	47,816
Tenet Healthcare Corp. (a)(d)	487,181	23,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	4,673,822	$ 540,761
Universal Health Services, Inc. Class B	447,570	61,380
		2,424,727
Health Care Technology - 0.1%
Cerner Corp. (a)	1,503,577	92,861
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,635,963	59,402
PerkinElmer, Inc.	555,779	27,055
Thermo Fisher Scientific, Inc.	1,954,449	245,029
Waters Corp. (a)(d)	406,021	49,283
		380,769
Pharmaceuticals - 6.4%
AbbVie, Inc.	8,442,995	526,927
Allergan PLC (a)(d)	1,926,893	585,274
Bristol-Myers Squibb Co.	8,184,800	486,750
Eli Lilly & Co. (d)	4,794,941	394,863
Endo Health Solutions, Inc. (a)(d)	995,595	76,661
Hospira, Inc. (a)	848,340	76,325
Johnson & Johnson	13,615,572	1,279,591
Mallinckrodt PLC (a)	574,344	49,531
Merck & Co., Inc.	13,871,759	746,994
Mylan N.V. (d)	2,021,080	100,225
Perrigo Co. PLC	718,147	131,399
Pfizer, Inc.	30,233,984	974,139
Zoetis, Inc. Class A	2,454,810	110,147
		5,538,826
TOTAL HEALTH CARE		13,028,144
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
General Dynamics Corp. (d)	1,533,365	217,784
Honeywell International, Inc.	3,838,159	381,014
L-3 Communications Holdings, Inc. (d)	404,386	42,651
Lockheed Martin Corp.	1,313,648	264,280
Northrop Grumman Corp.	951,480	155,795
Precision Castparts Corp.	678,700	156,271
Raytheon Co.	1,498,239	153,659
Rockwell Collins, Inc. (d)	649,437	53,156
Textron, Inc.	1,363,224	52,893
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	3,157,655	$ 412,642
United Technologies Corp.	4,064,906	372,386
		2,262,531
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	716,056	48,284
Expeditors International of Washington, Inc. (d)	939,150	45,990
FedEx Corp.	1,294,342	194,941
United Parcel Service, Inc. Class B (d)	3,407,325	332,725
		621,940
Airlines - 0.5%
American Airlines Group, Inc.	3,401,623	132,595
Delta Air Lines, Inc.	4,032,619	176,548
Southwest Airlines Co.	3,281,320	120,424
		429,567
Building Products - 0.1%
Allegion PLC	469,772	28,003
Masco Corp. (d)	1,706,681	44,766
		72,769
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	841,063	27,570
Cintas Corp. (d)	466,191	39,622
Pitney Bowes, Inc. (d)	990,258	19,617
Republic Services, Inc. (d)	1,224,824	50,193
Stericycle, Inc. (a)(d)	417,578	58,937
Tyco International Ltd.	2,067,255	75,021
Waste Management, Inc.	2,090,541	104,652
		375,612
Construction & Engineering - 0.1%
Fluor Corp.	723,858	33,022
Jacobs Engineering Group, Inc. (a)(d)	616,613	24,917
Quanta Services, Inc. (a)(d)	1,040,049	25,211
		83,150
Electrical Equipment - 0.5%
AMETEK, Inc.	1,185,862	63,823
Eaton Corp. PLC	2,293,447	130,864
Emerson Electric Co. (d)	3,281,359	156,586
Rockwell Automation, Inc.	660,882	73,906
		425,179
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
3M Co.	3,114,596	$ 442,709
Danaher Corp.	3,023,615	263,115
General Electric Co.	49,472,524	1,227,908
Roper Industries, Inc. (d)	493,555	80,000
		2,013,732
Machinery - 1.3%
Caterpillar, Inc. (d)	2,963,875	226,559
Cummins, Inc. (d)	823,300	100,237
Deere & Co. (d)	1,639,297	134,062
Dover Corp.	787,475	48,784
Flowserve Corp.	661,328	29,846
Illinois Tool Works, Inc. (d)	1,660,924	140,398
Ingersoll-Rand PLC	1,299,763	71,864
Joy Global, Inc.	478,497	11,589
PACCAR, Inc.	1,742,043	102,728
Parker Hannifin Corp. (d)	680,901	73,306
Pentair PLC (d)	882,022	48,767
Snap-On, Inc.	286,359	45,752
Stanley Black & Decker, Inc.	754,790	76,626
Xylem, Inc.	890,526	28,898
		1,139,416
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	176,931	18,749
Equifax, Inc.	584,321	57,205
Robert Half International, Inc. (d)	663,219	33,844
		109,798
Road & Rail - 0.9%
CSX Corp.	4,850,958	132,819
J.B. Hunt Transport Services, Inc. (d)	452,106	32,904
Kansas City Southern	542,772	50,337
Norfolk Southern Corp.	1,496,800	116,616
Ryder System, Inc. (d)	261,746	21,455
Union Pacific Corp.	4,299,126	368,607
		722,738
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,334,793	51,443
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
United Rentals, Inc. (a)	476,119	$ 33,009
W.W. Grainger, Inc. (d)	292,437	65,342
		149,794
TOTAL INDUSTRIALS		8,406,226
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	24,971,569	646,264
F5 Networks, Inc. (a)(d)	353,185	42,880
Harris Corp. (d)	605,071	46,482
Juniper Networks, Inc.	1,725,388	44,360
Motorola Solutions, Inc.	911,433	59,079
QUALCOMM, Inc.	8,001,137	452,704
		1,291,769
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,516,799	79,420
Corning, Inc.	6,179,459	106,348
FLIR Systems, Inc.	688,010	19,698
TE Connectivity Ltd.	1,996,350	118,364
		323,830
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	876,719	62,519
eBay, Inc. (a)	5,427,915	147,151
Facebook, Inc. Class A (a)	10,341,269	924,820
Google, Inc.:
Class A (a)	1,405,245	910,346
Class C	1,409,267	871,279
VeriSign, Inc. (a)(d)	514,519	35,471
Yahoo!, Inc. (a)	4,285,187	138,154
		3,089,740
IT Services - 3.6%
Accenture PLC Class A (d)	3,074,893	289,870
Alliance Data Systems Corp. (a)(d)	304,659	78,355
Automatic Data Processing, Inc.	2,305,350	178,250
Cognizant Technology Solutions Corp. Class A (a)	2,997,626	188,671
Computer Sciences Corp.	676,005	41,906
Fidelity National Information Services, Inc.	1,391,801	96,118
Fiserv, Inc. (a)	1,162,627	99,137
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	4,496,564	$ 664,997
MasterCard, Inc. Class A	4,758,751	439,566
Paychex, Inc. (d)	1,605,095	71,684
PayPal Holdings, Inc. (a)	5,427,915	189,977
Teradata Corp. (a)(d)	697,216	20,380
The Western Union Co.	2,535,073	46,747
Total System Services, Inc. (d)	805,420	36,912
Visa, Inc. Class A	9,491,241	676,725
Xerox Corp. (d)	5,095,123	51,817
		3,171,112
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	1,478,338	71,773
Analog Devices, Inc.	1,539,482	85,995
Applied Materials, Inc.	6,047,111	97,268
Avago Technologies Ltd.	1,275,686	160,698
Broadcom Corp. Class A	2,670,232	137,971
First Solar, Inc. (a)(d)	371,271	17,762
Intel Corp.	23,292,904	664,779
KLA-Tencor Corp. (d)	785,208	39,347
Lam Research Corp. (d)	777,372	56,569
Linear Technology Corp. (d)	1,175,776	47,360
Microchip Technology, Inc. (d)	1,032,680	43,889
Micron Technology, Inc. (a)	5,289,576	86,802
NVIDIA Corp. (d)	2,509,486	56,413
Qorvo, Inc. (a)	733,716	40,729
Skyworks Solutions, Inc.	938,286	81,959
Texas Instruments, Inc.	5,108,152	244,374
Xilinx, Inc. (d)	1,269,699	53,188
		1,986,876
Software - 3.8%
Activision Blizzard, Inc.	2,460,227	70,436
Adobe Systems, Inc. (a)	2,333,491	183,342
Autodesk, Inc. (a)	1,117,765	52,256
CA Technologies, Inc.	1,554,341	42,418
Citrix Systems, Inc. (a)(d)	787,010	53,603
Electronic Arts, Inc. (a)(d)	1,526,686	100,990
Intuit, Inc.	1,353,527	116,065
Microsoft Corp.	39,719,581	1,728,596
Oracle Corp.	15,652,797	580,562
Red Hat, Inc. (a)(d)	900,091	64,996
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	2,993,447	$ 207,625
Symantec Corp.	3,342,355	68,485
		3,269,374
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	28,286,492	3,189,590
EMC Corp.	9,535,464	237,147
Hewlett-Packard Co.	8,869,445	248,877
NetApp, Inc. (d)	1,530,874	48,927
SanDisk Corp. (d)	1,020,877	55,699
Seagate Technology LLC (d)	1,558,337	80,099
Western Digital Corp.	1,065,745	87,348
		3,947,687
TOTAL INFORMATION TECHNOLOGY		17,080,388
MATERIALS - 2.9%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	949,041	132,420
Airgas, Inc.	333,694	32,208
CF Industries Holdings, Inc.	1,155,537	66,305
E.I. du Pont de Nemours & Co.	4,444,688	228,901
Eastman Chemical Co.	731,473	53,003
Ecolab, Inc.	1,315,798	143,606
FMC Corp. (d)	655,649	27,741
International Flavors & Fragrances, Inc. (d)	397,147	43,507
LyondellBasell Industries NV Class A	1,928,833	164,684
Monsanto Co.	2,337,653	228,272
PPG Industries, Inc. (d)	1,334,786	127,192
Praxair, Inc.	1,415,593	149,699
Sherwin-Williams Co.	388,910	99,487
Sigma Aldrich Corp.	586,388	81,748
The Dow Chemical Co.	5,320,975	232,846
The Mosaic Co.	1,523,836	62,218
		1,873,837
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	304,824	51,149
Vulcan Materials Co. (d)	651,357	60,980
		112,129
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	446,915	$ 25,957
Ball Corp.	676,874	44,613
Owens-Illinois, Inc. (a)	791,738	16,508
Sealed Air Corp.	1,031,909	53,092
WestRock Co.	1,280,178	75,979
		216,149
Metals & Mining - 0.3%
Alcoa, Inc. (d)	6,430,039	60,764
Freeport-McMoRan, Inc. (d)	5,106,591	54,334
Newmont Mining Corp.	2,596,624	44,324
Nucor Corp.	1,566,943	67,833
		227,255
Paper & Forest Products - 0.1%
International Paper Co. (d)	2,076,260	89,570
TOTAL MATERIALS		2,518,940
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	30,168,334	1,001,589
CenturyLink, Inc. (d)	2,767,992	74,847
Frontier Communications Corp. (d)	5,662,709	28,710
Level 3 Communications, Inc. (a)	1,444,518	64,613
Verizon Communications, Inc.	20,025,254	921,362
		2,091,121
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc. (d)	2,405,601	130,600
Duke Energy Corp. (d)	3,395,427	240,770
Edison International	1,599,723	93,552
Entergy Corp.	881,447	57,585
Eversource Energy (d)	1,559,643	73,678
Exelon Corp. (d)	4,228,683	130,074
FirstEnergy Corp. (d)	2,072,135	66,225
NextEra Energy, Inc.	2,180,636	214,596
Pepco Holdings, Inc.	1,241,314	28,525
Pinnacle West Capital Corp. (d)	543,774	32,371
PPL Corp.	3,280,387	101,659
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co. (d)	4,459,536	$ 193,588
Xcel Energy, Inc. (d)	2,488,933	83,952
		1,447,175
Gas Utilities - 0.0%
AGL Resources, Inc. (d)	588,878	35,916
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc. (d)	1,637,451	32,618
The AES Corp. (d)	3,350,765	40,209
		72,827
Multi-Utilities - 1.1%
Ameren Corp.	1,191,331	47,999
CenterPoint Energy, Inc. (d)	2,112,305	39,331
CMS Energy Corp. (d)	1,355,118	44,421
Consolidated Edison, Inc. (d)	1,438,017	90,466
Dominion Resources, Inc.	2,913,936	203,247
DTE Energy Co. (d)	880,505	68,732
NiSource, Inc. (d)	1,558,317	26,164
PG&E Corp. (d)	2,357,444	116,882
Public Service Enterprise Group, Inc.	2,483,772	99,972
SCANA Corp.	701,719	37,114
Sempra Energy (d)	1,142,715	108,387
TECO Energy, Inc.	1,154,442	24,324
WEC Energy Group, Inc. (d)	1,547,710	73,748
		980,787
TOTAL UTILITIES		2,536,705
TOTAL COMMON STOCKS (Cost $53,236,487)		85,467,358
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.28% 2/4/16 to 5/26/16 (e) (Cost $58,929)	$ 59,000	58,921
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	1,399,423,505	$ 1,399,424
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	2,874,907,896	2,874,908
TOTAL MONEY MARKET FUNDS (Cost $4,274,332)		4,274,332
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $57,569,748)		89,800,611
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(3,164,747)
NET ASSETS - 100%		$ 86,635,864
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,358 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 1,160,843	$ (48,076)
151 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	14,867	(613)
TOTAL EQUITY INDEX CONTRACTS		$ 1,175,710	$ (48,689)
The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $56,448,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 705
Fidelity Securities Lending Cash Central Fund	3,482
Total	$ 4,187
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,111,306	$ 11,111,306	$ -	$ -
Consumer Staples	8,267,150	8,267,150	-	-
Energy	6,199,591	6,199,591	-	-
Financials	14,227,787	14,227,787	-	-
Health Care	13,028,144	13,028,144	-	-
Industrials	8,406,226	8,406,226	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 17,080,388	$ 17,080,388	$ -	$ -
Materials	2,518,940	2,518,940	-	-
Telecommunication Services	2,091,121	2,091,121	-	-
Utilities	2,536,705	2,536,705	-	-
U.S. Government and Government Agency Obligations	58,921	-	58,921	-
Money Market Funds	4,274,332	4,274,332	-	-
Total Investments in Securities:	$ 89,800,611	$ 89,741,690	$ 58,921	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (48,689)	$ (48,689)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (48,689)
Total Value of Derivatives	$ -	$ (48,689)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,801,911) - See accompanying schedule: Unaffiliated issuers (cost $53,295,416)	$ 85,526,279
Fidelity Central Funds (cost $4,274,332)	4,274,332
Total Investments (cost $57,569,748)		$ 89,800,611
Cash		66,151
Receivable for investments sold		452
Receivable for fund shares sold		345,750
Dividends receivable		190,856
Distributions receivable from Fidelity Central Funds		621
Receivable for daily variation margin for derivative instruments		483
Receivable from investment adviser for expense reductions		1,136
Other receivables		1,991
Total assets		90,408,051

Liabilities
Payable for investments purchased	$ 539,126
Payable for fund shares redeemed	339,253
Accrued management fee	1,859
Payable for daily variation margin for derivative instruments	12,169
Other affiliated payables	2,880
Other payables and accrued expenses	1,992
Collateral on securities loaned, at value	2,874,908
Total liabilities		3,772,187

Net Assets		$ 86,635,864
Net Assets consist of:
Paid in capital		$ 54,035,049
Undistributed net investment income		347,530
Accumulated undistributed net realized gain (loss) on investments		71,111
Net unrealized appreciation (depreciation) on investments		32,182,174
Net Assets		$ 86,635,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($7,771,323 ÷ 111,430 shares)	$ 69.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($48,308,644 ÷ 692,577 shares)	$ 69.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,923,360 ÷ 342,963 shares)	$ 69.75

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($6,632,537 ÷ 95,082 shares)	$ 69.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 902,924
Interest		40
Income from Fidelity Central Funds		4,187
Total income		907,151

Expenses
Management fee	$ 11,273
Transfer agent fees	17,405
Independent trustees' compensation	194
Miscellaneous	67
Total expenses before reductions	28,939
Expense reductions	(6,877)	22,062
Net investment income (loss)		885,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	343,816
Futures contracts	27,399
Total net realized gain (loss)		371,215
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,999,274)
Futures contracts	(87,121)
Total change in net unrealized appreciation (depreciation)		(6,086,395)
Net gain (loss)		(5,715,180)
Net increase (decrease) in net assets resulting from operations		$ (4,830,091)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 885,089	$ 1,648,783
Net realized gain (loss)	371,215	868,409
Change in net unrealized appreciation (depreciation)	(6,086,395)	8,910,238
Net increase (decrease) in net assets resulting from operations	(4,830,091)	11,427,430
Distributions to shareholders from net investment income	(928,735)	(1,488,079)
Distributions to shareholders from net realized gain	(326,933)	(181,095)
Total distributions	(1,255,668)	(1,669,174)
Share transactions - net increase (decrease)	3,783,987	8,551,256
Total increase (decrease) in net assets	(2,301,772)	18,309,512

Net Assets
Beginning of period	88,937,636	70,628,124
End of period (including undistributed net investment income of $347,530 and undistributed net investment income of $391,176, respectively)	$ 86,635,864	$ 88,937,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 74.71	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Income from Investment Operations
Net investment income (loss) D	.71	1.44	1.19	1.10	.89	.81
Net realized and unrealized gain (loss)	(4.66)	8.64	12.26	5.28	1.40	7.88
Total from investment operations	(3.95)	10.08	13.45	6.38	2.29	8.69
Distributions from net investment income	(.75)	(1.31)	(1.16)	(1.06)	(.89)	(.79)
Distributions from net realized gain	(.27)	(.16)	-	-	-	-
Total distributions	(1.02)	(1.47)	(1.16)	(1.06)	(.89)	(.79)
Net asset value, end of period	$ 69.74	$ 74.71	$ 66.10	$ 53.81	$ 48.49	$ 47.09
Total Return B, C	(5.35)%	15.40%	25.27%	13.36%	5.04%	22.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A, J	.10%J	.10%J	.10%J	.10%	.10%
Expenses net of all reductions	.10%A, J	.10%J	.10%J	.10%J	.10%	.10%
Net investment income (loss)	1.92%A	2.06%	1.98%	2.21%	1.96%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$ 7,771	$ 7,315	$ 5,751	$ 4,705	$ 13,407	$ 27,881
Portfolio turnover rateF	4%A	4%	4%	4%	5%H	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

J Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 74.72	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Income from Investment Operations
Net investment income (loss) D	.72	1.48	1.22	1.13	.90	.82
Net realized and unrealized gain (loss)	(4.65)	8.63	12.26	5.27	1.40	7.89
Total from investment operations	(3.93)	10.11	13.48	6.40	2.30	8.71
Distributions from net investment income	(.77)	(1.34)	(1.19)	(1.08)	(.90)	(.80)
Distributions from net realized gain	(.27)	(.16)	-	-	-	-
Total distributions	(1.04)	(1.50)	(1.19)	(1.08)	(.90)	(.80)
Net asset value, end of period	$ 69.75	$ 74.72	$ 66.11	$ 53.82	$ 48.50	$ 47.10
Total ReturnB, C	(5.33)%	15.45%	25.32%	13.39%	5.07%	22.53%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	1.96%A	2.11%	2.02%	2.25%	1.99%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 48,309	$ 49,784	$ 38,736	$ 28,996	$ 16,230	$ 15,595
Portfolio turnover rateF	4%A	4%	4%	4%	5%H	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 74.73	$ 66.11	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.73	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	(4.67)	8.64	12.26	5.28	.68
Total from investment operations	(3.94)	10.12	13.48	6.41	1.47
Distributions from net investment income	(.77)	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.27)	(.16)	-	-	-
Total distributions	(1.04)	(1.50) J	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 69.75	$ 74.73	$ 66.11	$ 53.82	$ 48.50
Total ReturnB, C	(5.34)%	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.04%A	.04%	.04%	.04%	.05%A
Expenses net of all reductions	.04%A	.04%	.04%	.04%	.05%A
Net investment income (loss)	1.97%A	2.12%	2.03%	2.27%	2.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 23,923	$ 25,621	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rateF	4%A	4%	4%	4%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 74.73	$ 66.11	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.74	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	(4.66)	8.64	12.24	5.29	.67
Total from investment operations	(3.92)	10.14	13.48	6.43	1.48
Distributions from net investment income	(.78)	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.27)	(.16)	-	-	-
Total distributions	(1.05)	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 69.76	$ 74.73	$ 66.11	$ 53.83	$ 48.50
Total ReturnB, C	(5.31)%	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net AssetsE, H
Expenses before reductions	.03%A, J	.03%J	.03%J	.03% J	.03%A, J
Expenses net of fee waivers, if any	.02%A	.02%	.02%	.02%	.03%A, J
Expenses net of all reductions	.02%A	.02%	.02%	.02%	.03%A, J
Net investment income (loss)	1.99%A	2.14%	2.05%	2.29%	2.24%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,633	$ 6,217	$ 3,506	$ 1,912	$ 716
Portfolio turnover rateF	4%A	4%	4%	4%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,131,012
Gross unrealized depreciation	(4,140,115)
Net unrealized appreciation (depreciation) on securities	$ 31,990,897

Tax cost	$ 57,809,714

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $27,399 and a change in net unrealized appreciation (depreciation) of $(87,121) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,250,133 and $1,973,928, respectively.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 2,898
Fidelity Advantage Class	11,312
Institutional Class	3,195
$ 17,405

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $67 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,482.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2016.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 215
Fidelity Advantage Class	.050%	5,146
Institutional Class	.040%	1,336
Fidelity Advantage Institutional Class	.020%	180

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 29, 2015
From net investment income
Investor Class	$ 76,497	$ 119,301
Fidelity Advantage Class	518,497	823,644
Institutional Class	265,039	455,819
Fidelity Advantage Institutional Class	68,702	89,315
Total	$ 928,735	$ 1,488,079
From net realized gain
Investor Class	$ 26,564	$ 15,371
Fidelity Advantage Class	182,764	100,506
Institutional Class	93,635	53,616
Fidelity Advantage Institutional Class	23,970	11,602
Total	$ 326,933	$ 181,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 29, 2015	Six months ended August 31, 2015	Year ended February 29, 2015
Investor Class
Shares sold	64,663	52,600	$ 3,965,489	$ 3,663,941
Reinvestment of distributions	1,360	1,850	99,828	130,439
Shares redeemed	(52,507)	(43,534)	(3,085,531)	(3,070,864)
Net increase (decrease)	13,516	10,916	$ 979,786	$ 723,516

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 29, 2015	Six months ended August 31, 2015	Year ended February 29, 2015
Fidelity Advantage Class
Shares sold	92,985	161,661	$ 6,038,206	$ 11,355,801
Reinvestment of distributions	8,913	12,217	654,113	860,949
Shares redeemed	(75,575)	(93,565)	(4,766,844)	(6,570,904)
Net increase (decrease)	26,323	80,313	$ 1,925,475	$ 5,645,846
Institutional Class
Shares sold	42,398	86,963	$ 3,114,590	$ 6,115,540
Reinvestment of distributions	4,887	7,236	358,674	509,435
Shares redeemed	(47,192)	(93,727)	(3,463,216)	(6,564,397)
Net increase (decrease)	93	472	$ 10,048	$ 60,578
Fidelity Advantage Institutional Class
Shares sold	24,562	39,216	$ 1,800,797	$ 2,755,481
Reinvestment of distributions	1,263	1,429	92,672	100,917
Shares redeemed	(13,937)	(10,476)	(1,024,791)	(735,082)
Net increase (decrease)	11,888	30,169	$ 868,678	$ 2,121,316

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Semiannual Report

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Spartan 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses are paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.05%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.02%, 0.04%, and 0.095% through April 30, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UEI-SANN-1015
1.536672.118

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 23, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 23, 2015